UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05207

ALLIANCEBERNSTEIN INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2010

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Income Fund

Portfolio of Investments

March 31, 2010 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 86.7%
Brazil - 1.7%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/14	BRL	16,419	$8,641,987
Republic of Brazil
10.25%, 1/10/28 (a)		1,453	825,935
12.50%, 1/05/16 (a)		9,782	6,243,186
12.50%, 1/05/22		29,651	19,466,102

			35,177,210

Germany - 1.0%
Bundesrepublik Deutschland
Series 09
3.25%, 1/04/20	EUR	14,940	20,435,593

South Africa - 0.5%
South Africa Government Bond
Series R203
8.25%, 9/15/17	ZAR	79,000	10,721,006

United States - 83.5%
U.S. Treasury Bonds
5.375%, 2/15/31	US$	1,961	2,169,356
6.625%, 2/15/27		73,570	92,491,321
8.00%, 11/15/21		9,117	12,421,640
U.S. Treasury Notes
1.375%, 9/15/12 (a)		185,900	186,306,749
1.375%, 10/15/12		72,000	72,090,000
1.75%, 8/15/12 (a)		200,000	202,453,200
2.625%, 2/29/16 - 4/30/16		141,400	138,712,375
3.125%, 8/31/13 (a)		137,000	142,951,006
3.375%, 11/15/19		10,000	9,649,220
3.50%, 5/31/13 (a)		38,000	40,155,322
3.625%, 2/15/20 (a)		206,440	202,924,121
4.125%, 5/15/15		795	854,998
4.25%, 8/15/15 (a)		147,330	159,070,433
4.375%, 8/15/12		700	752,172
4.50%, 11/15/15 - 2/15/16		148,203	161,932,889
5.125%, 5/15/16		3,000	3,367,032

U.S. Treasury STRIPS
Zero Coupon, 5/15/17 (a)(b)	259,750	203,360,093
Zero Coupon, 11/15/21	164,379	98,469,132

		1,730,131,059

Total Governments - Treasuries (cost $1,746,147,453)		1,796,464,868

CORPORATES - INVESTMENT GRADES - 11.3%
Industrial - 4.6%
Basic - 1.7%
Eastman Chemical
5.50%, 11/15/19	1,052	1,077,155
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17	7,500	8,343,750
GTL Trade Finance, Inc.
7.25%, 10/20/17 (c)	2,536	2,719,860
Southern Copper Corp.
7.50%, 7/27/35	5,107	5,321,923
Union Carbide Corp.
7.75%, 10/01/96	1,785	1,527,828
Usiminas Commercial Ltd.
7.25%, 1/18/18 (c)	4,263	4,715,944
Vale Overseas Ltd.
6.875%, 11/21/36	10,673	11,041,752

		34,748,212

Capital Goods - 0.3%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (c)	644	668,791
Republic Services, Inc.
5.25%, 11/15/21 (c)	6,098	6,028,300

		6,697,091

Communications - Media - 0.3%
CBS Corp.
8.20%, 5/15/14	3,700	4,319,761
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14 (c)	1,485	1,551,400

		5,871,161

Communications - Telecommunications - 0.2%
Embarq Corp.
7.082%, 6/01/16	1,277	1,390,841
Qwest Corp.
7.625%, 6/15/15	700	764,750
US Cellular Corp.
6.70%, 12/15/33	2,100	2,035,122

		4,190,713

Consumer Cyclical - Automotive - 0.3%
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (c)	2,155	2,196,419

Volvo Treasury AB
5.95%, 4/01/15 (c)		4,437	4,521,064

			6,717,483

Consumer Cyclical - Retailers - 0.0%
Autonation, Inc.
6.75%, 4/15/18		481	473,727

Consumer Non-Cyclical - 0.1%
Delhaize Group SA
5.875%, 2/01/14		1,205	1,317,611
Whirlpool Corp.
8.60%, 5/01/14		520	603,479

			1,921,090

Energy - 0.7%
Noble Energy, Inc.
8.25%, 3/01/19		4,300	5,207,747
TNK-BP Finance SA
7.50%, 7/18/16 (c)		5,353	5,821,388
Valero Energy Corp.
9.375%, 3/15/19		2,410	2,869,192

			13,898,327

Other Industrial - 0.3%
Noble Group Ltd.
6.75%, 1/29/20 (c)		2,803	2,897,601
8.50%, 5/30/13 (c)		3,093	3,475,759

			6,373,360

Technology - 0.1%
Legrand France SA
8.50%, 2/15/25		10	11,586
Xerox Corp.
4.25%, 2/15/15		2,225	2,243,374

			2,254,960

Transportation - Airlines - 0.6%
Delta Air Lines, Inc.
Series 071A
6.821%, 8/10/22		1,862	1,861,519
Qantas Airways Ltd.
6.05%, 4/15/16 (c)		5,000	5,166,730
Southwest Airlines Co.
5.25%, 10/01/14		2,720	2,823,267
5.75%, 12/15/16		1,780	1,820,483

			11,671,999

			94,818,123

Financial Institutions - 4.3%
Banking - 3.0%
Barclays Bank PLC
4.75%, 3/15/20 (d)	EUR	10,000	9,522,086
8.55%, 6/15/11 (c)(d)	US$	638	641,190

Citigroup, Inc.
8.50%, 5/22/19		9,100	10,621,393
JP Morgan Chase & Co.
7.00%, 6/28/17 (c)	RUB	46,000	1,438,569
JPMorgan Chase Capital XXV
Series Y
6.80%, 10/01/37	US$	5,100	5,076,673
Manufacturers & Traders Trust Co.
6.625%, 12/04/17		506	542,138
Merrill Lynch & Co., Inc.
5.70%, 5/02/17		13,500	13,418,932
6.05%, 5/16/16		2,678	2,730,628
Morgan Stanley
4.20%, 11/20/14		4,100	4,109,045
10.09%, 5/03/17 (c)	BRL	11,615	6,302,738
VTB Capital SA
6.609%, 10/31/12 (c)	US$	700	733,250
6.875%, 5/29/18 (c)		2,716	2,828,035
Wachovia Bank NA
4.875%, 2/01/15		3,841	3,982,737

			61,947,414

Finance - 0.7%
General Electric Capital Corp.
6.44%, 11/15/22	GBP	174	282,428
SLM Corp.
5.05%, 11/14/14	US$	3,610	3,340,640
Series A
5.375%, 5/15/14		11,385	10,783,747

			14,406,815

Insurance - 0.5%
American International Group, Inc.
4.25%, 5/15/13		4,480	4,397,487
AMP UK Finance Services PLC
6.375%, 11/17/10	GBP	110	166,939
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (c)	US$	2,455	2,628,709
Prudential Financial, Inc.
Series D
7.375%, 6/15/19		575	659,403
Transatlantic Holdings, Inc.
8.00%, 11/30/39		1,795	1,834,504

			9,687,042

Other Finance - 0.0%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (c)		344	376,423
Red Arrow International Leasing PLC
8.375%, 6/30/12	RUB	7,501	256,693

			633,116

REITS - 0.1%
Duke Realty LP
6.75%, 3/15/20	US$	1,655	1,684,456

			88,358,843

Non Corporate Sectors - 2.2%
Agencies - Not Government Guaranteed - 2.2%
Gaz Capital SA
6.212%, 11/22/16 (c)		5,050	5,201,500
6.51%, 3/07/22 (c)		13,563	13,444,324
9.25%, 4/23/19 (c)		7,115	8,413,487
Petrobras International Finance
5.75%, 1/20/20		3,150	3,227,147
TransCapitalInvest Ltd. for OJSC AK Transneft
5.67%, 3/05/14 (c)		7,606	7,957,777
7.70%, 8/07/13 (c)		7,416	8,213,220

			46,457,455

Utility - 0.2%
Electric - 0.2%
FirstEnergy Corp.
Series C
7.375%, 11/15/31		3,000	3,104,652
Union Electric Co.
6.70%, 2/01/19		485	536,509

			3,641,161

Total Corporates - Investment Grades (cost $213,543,424)			233,275,582

MORTGAGE PASS-THRU’S - 9.9%
Agency Fixed Rate 30-Year - 5.4%
Federal Home Loan Mortgage Corp. Gold
Series 2006
6.00%, 9/01/36		38,273	41,167,918
Series 2007
7.00%, 2/01/37		9,914	11,016,621
Federal National Mortgage Association
Series 1998
8.00%, 6/01/28		60	69,418
Series 1999
7.50%, 11/01/29		80	90,882
Series 2006
6.50%, 8/01/36 - 11/01/36		23,485	25,521,531
Series 2007
6.50%, 8/01/37		31,631	34,325,419
Government National Mortgage Association
Series 1999
6.50%, 2/15/29		70	77,359

			112,269,148

Agency ARMS - 4.5%
Federal Home Loan Mortgage Corp.
Series 2007
5.583%, 1/01/37 (e)	15,923	16,605,921
5.741%, 3/01/37 (e)	12,582	13,223,842
5.776%, 2/01/37 (e)	10,373	10,877,665
5.994%, 2/01/37 (e)	11,404	11,898,330
6.07%, 3/01/37 (e)	4,361	4,570,173
Federal National Mortgage Association
Series 2006
5.807%, 11/01/36 (e)	13,755	14,420,757
Series 2007
5.896%, 3/01/37 (e)	19,945	20,870,904

		92,467,592

Total Mortgage Pass-Thru’s (cost $194,647,004)		204,736,740

CORPORATES - NON-INVESTMENT GRADES - 9.2%
Industrial - 6.8%
Basic - 1.6%
AK Steel Corp.
7.75%, 6/15/12	2,000	2,010,000
Evraz Group SA
8.875%, 4/24/13 (c)	3,697	3,872,608
Georgia Gulf Corp.
9.00%, 1/15/17 (c)	334	349,447
10.75%, 10/15/16	250	247,500
Georgia-Pacific LLC
7.125%, 1/15/17 (c)	2,000	2,080,000
Huntsman International LLC
5.50%, 6/30/16 (c)	1,809	1,641,668
Steel Capital SA for OAO Severstal
9.25%, 4/19/14 (c)	230	251,275
9.75%, 7/29/13 (c)	9,646	10,622,657
United States Steel Corp.
6.05%, 6/01/17	965	928,812
7.375%, 4/01/20	1,477	1,480,693
Vedanta Resources PLC
8.75%, 1/15/14 (c)	7,226	7,912,470
Weyerhaeuser Co.
7.375%, 3/15/32	2,000	1,927,526

		33,324,656

Capital Goods - 1.1%
AMH Holdings, Inc.
11.25%, 3/01/14	13,045	13,420,044
Berry Plastics Corp.
10.25%, 3/01/16	150	141,000
Building Materials Corp. of America
7.00%, 2/15/20 (c)	635	642,937
7.50%, 3/15/20 (c)	2,498	2,491,755

CNH America LLC
7.25%, 1/15/16	2,000	2,030,000
Masco Corp.
6.125%, 10/03/16	2,000	1,994,334
7.125%, 3/15/20	1,000	1,010,179
Mohawk Industries, Inc.
6.875%, 1/15/16	762	786,765

		22,517,014

Communications - Media - 0.8%
Clear Channel Communications, Inc.
5.75%, 1/15/13	220	169,950
Echostar DBS Corp.
7.125%, 2/01/16	2,000	2,037,500
Gallery Capital SA
10.125%, 5/15/13 (f)(g)	3,315	663,000
Intelsat Bermuda Ltd.
11.25%, 6/15/16	3,300	3,572,250
Intelsat Corp.
9.25%, 6/15/16	2,000	2,095,000
Paxson Communications Corp.
8.381%, 1/15/13 (c)(e)(g)(h)	7,081	70,807
Quebecor Media
7.75%, 3/15/16	3,000	3,037,500
Rainbow National Services LLC
10.375%, 9/01/14 (c)	1,750	1,844,062
Sirius Satellite Radio, Inc.
9.625%, 8/01/13	1,650	1,730,438
Virgin Media Finance PLC
8.375%, 10/15/19	2,000	2,055,000

		17,275,507

Communications - Telecommunications - 0.8%
Cricket Communications, Inc.
7.75%, 5/15/16	2,970	3,081,375
Frontier Communications Corp.
8.125%, 10/01/18	2,000	2,000,000
Terrestar Networks, Inc.
15.00%, 2/15/14 (c)(h)	3,524	3,241,912
VIP Finance (Vimpelcom)
8.375%, 4/30/13 (c)	3,985	4,318,943
Windstream Corp.
8.625%, 8/01/16	3,000	3,067,500

		15,709,730

Consumer Cyclical - Automotive - 0.4%
American Axle & Manufacturing
9.25%, 1/15/17 (c)	1,882	2,009,035
Ford Motor Credit Co. LLC
7.00%, 10/01/13	2,350	2,431,630

Goodyear Tire & Rubber Co/the
8.75%, 8/15/20	3,000	2,958,750

		7,399,415

Consumer Cyclical - Entertainment - 0.1%
Wmg Acquisition Corp
9.50%, 6/15/16 (c)	2,100	2,244,375

Consumer Cyclical - Other - 0.5%
Broder Brothers Co.
12.00%, 10/15/13 (f)(h)	526	430,951
Host Hotels & Resorts LP
9.00%, 5/15/17 (c)	2,000	2,160,000
Royal Caribbean Cruises Ltd.
7.00%, 6/15/13	2,000	2,025,000
7.50%, 10/15/27	1,100	970,750
Sheraton Holding Corp.
7.375%, 11/15/15	3,213	3,349,553
William Lyon Homes, Inc.
10.75%, 4/01/13	2,000	1,735,000

		10,671,254

Consumer Cyclical - Retailers - 0.4%
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14 (a)	1,600	1,692,000
Limited Brands, Inc.
6.90%, 7/15/17	5,593	5,704,860

		7,396,860

Consumer Non-Cyclical - 0.4%
Community Health Systems, Inc.
8.875%, 7/15/15	1,600	1,656,000
HCA, Inc.
8.50%, 4/15/19 (c)	1,895	2,038,309
Select Medical Corp.
6.143%, 9/15/15 (e)	5,000	4,475,000
7.625%, 2/01/15	250	238,125

		8,407,434

Energy - 0.4%
CIE Generale De Geophysique
7.50%, 5/15/15	355	355,887
Forest Oil Corp.
7.25%, 6/15/19	964	968,820
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (c)	2,000	1,975,000
Pride International, Inc.
7.375%, 7/15/14	2,000	2,060,000
Tesoro Corp.
9.75%, 6/01/19	3,800	3,971,000

		9,330,707

Other Industrial - 0.1%
RBS Global, Inc. and Rexnord Corp.
11.75%, 8/01/16	2,150	2,305,875

Services - 0.1%
Service Corp. International
6.75%, 4/01/16		1,845	1,808,100
West Corp.
11.00%, 10/15/16		150	159,000

			1,967,100

Technology - 0.0%
Freescale Semiconductor, Inc.
10.125%, 12/15/16		300	265,500

Transportation - Airlines - 0.0%
American Airlines, Inc.
10.50%, 10/15/12 (c)		669	712,485

Transportation - Services - 0.1%
Quality Distribution LLC/ QD Capital Corp.
11.75%, 11/01/13 (c)(h)		1,890	1,663,360

			141,191,272

Financial Institutions - 1.5%
Banking - 0.7%
ABN Amro Bank NV
4.31%, 3/10/16 (d)	EUR	6,790	6,190,369
CenterCredit International
8.625%, 1/30/14 (c)	US$	2,297	2,329,847
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (d)	EUR	3,550	2,840,924
Dexia Credit Local
4.30%, 11/18/15 (d)(g)		900	680,728
Mondi Finance PLC
5.75%, 4/03/17		942	1,284,387
Royal Bank of Scotland Group PLC
7.648%, 9/30/31 (d)	US$	1,629	1,364,287
RS Finance (RSB)
7.50%, 10/07/10 (c)		386	383,588

			15,074,130

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (g)		3,605	851,681

Finance - 0.5%
GMAC, Inc.
6.875%, 9/15/11		2,507	2,547,739
8.00%, 11/01/31		2,456	2,345,480
Series 8
6.75%, 12/01/14		6,140	6,109,300

			11,002,519

Insurance - 0.3%
Fairfax Financial Holdings Ltd.
8.30%, 4/15/26		5,000	5,000,000

Resolution PLC
6.59%, 4/25/16 (d)(g)	GBP	50	39,834

			5,039,834

			31,968,164

Utility - 0.9%
Electric - 0.6%
The AES Corp.
8.00%, 10/15/17	US$	2,000	2,030,000
CMS Energy Corp.
8.75%, 6/15/19		2,700	3,048,543
Mirant Americas Generation LLC
8.50%, 10/01/21 (a)		3,200	3,008,000
NRG Energy, Inc.
7.375%, 1/15/17		3,000	2,970,000
RRI Energy, Inc.
7.875%, 6/15/17		2,100	1,884,750

			12,941,293

Natural Gas - 0.3%
El Paso Corp.
Series G
7.75%, 1/15/32		2,000	1,965,220
El Paso Pipeline Partners Operating Co. LLC
6.50%, 4/01/20		3,100	3,137,851

			5,103,071

			18,044,364

Total Corporates - Non-Investment Grades (cost $190,922,394)			191,203,800

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.7%
Non-Agency Fixed Rate CMBS - 5.7%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51		3,919	3,720,783
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46		4,830	4,724,431
Series 2007-C9, Class A4
5.816%, 12/10/49		5,030	5,029,159
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.826%, 6/15/38		15,915	16,063,629
Series 2006-C4, Class A3
5.467%, 9/15/39		11,700	11,239,531
Series 2006-C4, Class AM
5.509%, 9/15/39		13,000	9,840,719
Series 2006-C5, Class A3
5.311%, 12/15/39		13,000	12,269,594
CS First Boston Mortgage Securities Corp.
Series 2004-C3, Class A5
5.113%, 7/15/36		2,662	2,722,294

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM
5.886%, 7/10/38		4,000	3,486,611
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.814%, 6/12/43		15,890	16,394,131
Series 2006-CB15, Class AM
5.855%, 6/12/43		1,651	1,441,383
Series 2007-C1, Class A4
5.716%, 2/15/51		5,224	4,935,987
Series 2007-CB18, Class A4
6.50%, 6/12/47		155	151,496
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4
5.69%, 2/12/51		6,000	5,887,878
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AM
5.204%, 12/12/49		10,000	8,312,922
Series 2007-9, Class A4
5.70%, 9/12/49		5,220	4,921,079
Morgan Stanley Capital I
Series 2006-IQ12, Class AMFX
5.37%, 12/15/43		8,500	6,850,207
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45		100	101,926

			118,093,760

Non-Agency Floating Rate CMBS - 0.0%
Eclipse PLC
Series 2007-1X, Class B
0.866%, 1/25/20 (c)(e)	GBP	59	31,200

Total Commercial Mortgage-Backed Securities (cost $116,262,022)			118,124,960

INFLATION-LINKED SECURITIES - 4.2%
United States - 4.2%
U.S. Treasury Inflation Index
2.125%, 1/15/19 (TIPS) (a)	US$	36,834	38,799,399
2.375%, 4/15/11 (TIPS) (a)		46,731	48,241,992

Total Inflation-Linked Securities (cost $83,729,808)			87,041,391

AGENCIES - 3.2%
Agency Debentures - 3.2%
Federal National Mortgage Association
5.375%, 6/12/17 (cost $61,614,137)		59,222	65,577,587

QUASI-SOVEREIGNS - 3.1%
Quasi-Sovereign Bonds - 3.1%
Indonesia - 0.3%
Majapahit Holding BV
7.875%, 6/29/37 (c)	6,188	6,389,110

Kazakhstan - 0.5%
KazMunaiGaz Finance Sub BV
8.375%, 7/02/13 (c)	9,625	10,816,094

Russia - 2.3%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (c)	22,568	23,414,300
7.125%, 1/14/14 (c)	12,351	13,416,274
7.75%, 5/29/18 (c)	9,905	11,093,600

		47,924,174

Total Quasi-Sovereigns (cost $48,994,351)		65,129,378

BANK LOANS - 2.8%
Industrial - 2.2%
Basic - 0.2%
Flakeboard US GP I/ Flakeboard America Ltd.
7.79%, 7/28/12 (e)(h)	1,917	1,370,743
Hexion Specialty Chemicals, Inc.
4.06%, 5/05/15 (e)	84	78,551
Huntsman International LLC
2.00%, 4/21/14 (e)	425	407,355
Ineos US Finance LLC
7.50%, 12/16/13 (e)	377	368,512
8.00%, 12/16/14 (e)	377	370,395
John Maneely Co.
3.50%, 12/09/13 (e)	651	617,589
Lyondell Chemical Company (New Money Dip)
13.00%, 6/03/10 (e)(i)	374	387,447
Lyondell Chemical Company (New Roll-Up Dip)
5.80%-6.56%, 6/03/10 (e)	373	396,676

		3,997,268

Capital Goods - 0.1%
Graham Packaging Company, L.P.
6.75%, 4/05/14 (e)	769	776,318
Hawker Beechcraft Acquisition Co. LLC
2.25%-2.29%, 3/26/14 (e)	202	168,536
2.29%, 3/26/14 (e)	12	10,024
Manitowoc Co., Inc.
7.50%, 11/06/14 (e)	365	364,840
Sequa Corp.
3.48%-3.89%, 12/03/14 (e)	397	369,247

		1,688,965

Communications - Media - 0.4%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.79%, 7/03/14 (e)	722	635,881
Cequel Communications LLC (Cebridge)
4.75%, 5/05/14 (e)	1,250	1,230,863
Charter Communications Operating LLC
2.23%-4.25%, 3/06/14 (e)	1,470	1,416,536
Clear Channel Communications, Inc.
3.90%, 1/29/16 (e)	423	342,392
Sunshine Acquisition Limited (HIT Entertainment)
2.50%, 3/20/12 (e)	732	677,497
SuperMedia, Inc (fka Idearc Inc)
11.00%, 12/31/15 (e)	360	338,749
Univision Communications, Inc.
2.54%, 9/29/14 (e)	2,500	2,225,100
Wide Open West Finance LLC
2.75%-4.75%, 6/30/14 (e)	1,485	1,392,188

		8,259,206

Communications - Telecommunications - 0.1%
Level 3 Financing, Inc.
2.50%, 3/13/14 (e)	1,316	1,222,050
Sorenson Communications, Inc.
6.00%, 8/16/13 (e)	1,065	1,039,400

		2,261,450

Consumer Cyclical - Automotive - 0.0%
Ford Motor Co.
3.23%-3.26%, 12/15/13 (e)	465	449,758

Consumer Cyclical - Entertainment - 0.1%
London Arena and Waterfront Finance, LLC (O2 Arena)
2.74%, 3/08/12 (e)	1,243	1,143,718
Metro-Goldwyn-Mayer, Inc.
8.61%, 4/09/12 (e)(g)	1,417	677,684

		1,821,402

Consumer Cyclical - Other - 0.2%
Hanesbrands, Inc.
5.25%, 12/10/15 (e)	499	504,017
Harrah’s Operating Co., Inc.
3.25%-3.29%, 1/28/15 (e)	1,156	994,976
Las Vegas Sands LLC
2.05%, 5/23/14 (e)	1,357	1,240,011
November 2005 Land Investors, LLC (North Las Vegas Consortium)
5.25%, 4/30/10 (e)(h)	2,175	10,874
5.75%, 3/31/10 (e)	61	11,279
VML US Finance LLC
4.80%, 5/25/12 - 5/27/13 (e)	1,456	1,410,571

		4,171,728

Consumer Cyclical - Retailers - 0.1%
Burlington Coat Factory Warehouse Corp.
2.49%-2.51%, 5/28/13 (e)	283	271,017
Mattress Holding Corp.
2.50%-2.69%, 1/18/14 (e)	486	401,182
Neiman Marcus Group, Inc.
2.23%-2.25%, 4/06/13 (e)	1,712	1,620,738
Targus Group International
10.25%, 11/22/12 (e)(h)	906	710,779

		3,003,716

Consumer Non-Cyclical - 0.2%
CHS/Community Health Systems, Inc.
2.50%, 7/25/14 (e)	583	567,214
Harlan Laboratories, Inc. (fka Harlan Sprague Dawley, Inc.)
3.74%-3.75%, 7/11/14 (e)	890	811,918
HCA, Inc.
2.54%, 11/18/13 (e)	895	871,899
HCR Healthcare, LLC
2.75%, 12/22/14 (e)	536	518,914
Onex Carestream Finance LP
5.50%, 10/30/13 (e)	1,000	913,330
Wm. Wrigley Jr. Co.
3.06%, 12/17/12 (e)	744	748,856

		4,432,131

Energy - 0.1%
Ashmore Energy International
3.25%, 3/30/12 (e)	179	165,938
3.29%, 3/30/14 (e)	732	676,964
Dalbo, Inc.
7.00%, 8/27/12 (e)	531	393,897
Infrastrux Group, Inc.
8.00%, 11/03/12 (e)(h)	1,605	1,596,561

		2,833,360

Other Industrial - 0.0%
Swift Transportation Co., Inc.
8.25%, 5/12/14 (e)	385	368,623

Services - 0.3%
Koosharem Corp.
8.26%, 6/30/14 (e)	1,248	939,123
Sabre, Inc.
2.25%, 9/30/14 (e)	2,202	2,049,599
ServiceMaster Co.
2.73%-2.76%, 7/24/14 (e)	63	60,253
2.75%, 7/24/14 (e)	632	605,037
Travelport LLC
2.79%, 8/23/13 (e)	534	517,735
West Corp.
2.62%-2.63%, 10/24/13 (e)	970	940,894

		5,112,641

Technology - 0.4%
Avaya, Inc.
3.00%, 10/24/14 (e)	744	663,212
Dealer Computer Services, Inc.
5.75%, 10/26/13 (e)	500	472,500
Dresser, Inc.
2.50%, 5/04/14 (e)	949	910,227
First Data Corp.
3.00%-3.04%, 9/24/14 (e)	975	862,612
Freescale Semiconductor, Inc.
4.48%, 12/01/16 (e)	520	487,694
IPC Systems, Inc.
2.50%-2.54%, 6/02/14 (e)	1,818	1,635,252
5.54%, 6/01/15 (e)	2,000	1,652,000
Sungard Data Systems, Inc.
1.98%, 2/28/14 (e)	33	32,327
3.86%-3.87%, 2/28/16 (e)	449	444,623

		7,160,447

Transportation - Airlines - 0.0%
Delta Air Lines, Inc.
3.50%, 4/30/14 (e)	991	904,065

		46,464,760

Financial Institutions - 0.4%
Finance - 0.4%
CIT Group, Inc.
13.00%, 1/20/12 (e)	5,191	5,372,840
International Lease Finance Corp. (Delos Aircraft, Inc.)
6.75%, 3/17/15 (e)	591	606,620
7.00%, 3/17/16 (e)	434	439,292
LPL Holdings, Inc.
2.04%, 6/28/13 (e)	808	777,851

		7,196,603

Insurance - 0.0%
Asurion Corp.
3.23%-3.25%, 7/03/14 (e)	299	294,772

Other Finance - 0.0%
Grosvenor Capital Management Holdings, LLP
2.25%, 12/05/13 (e)	876	788,264

		8,279,639

Utility - 0.2%
Electric - 0.2%
FirstLight Power Resources, Inc.
2.81%, 11/01/13 (e)	718	670,282
4.81%, 5/01/14 (e)	1,000	895,000
GBGH, LLC (US Energy)
4.00%, 6/09/13 (e)(j)(k)	286	145,135
12.00%, 6/09/14 (e)(h)(j)(k)	95	0

Texas Competitive Electric Holdings Co. LLC
3.73%-3.79%, 10/10/14 (e)		2,494	2,039,910

			3,750,327

Total Bank Loans (cost $61,278,833)			58,494,726

EMERGING MARKETS - SOVEREIGNS - 1.7%
Argentina - 0.5%
Republic of Argentina
7.82%, 12/31/33	EUR	12,454	10,765,405

El Salvador - 0.3%
Republic of El Salvador
7.65%, 6/15/35 (c)	US$	5,957	6,269,743

Indonesia - 0.9%
Republic of Indonesia
6.625%, 2/17/37 (c)		720	732,600
6.75%, 3/10/14 (c)		565	622,913
6.875%, 1/17/18 (c)		8,285	9,196,350
7.75%, 1/17/38 (c)		5,073	5,871,997
8.50%, 10/12/35 (c)		801	997,245

			17,421,105

Total Emerging Markets - Sovereigns (cost $29,874,437)			34,456,253

ASSET-BACKED SECURITIES - 1.4%
Credit Cards - Floating Rate - 1.0%
Citibank Omni Master Trust
Series 2009-A14A, Class A14
2.98%, 8/15/18 (c)(e)+		19,700	20,587,245

Autos - Floating Rate - 0.4%
Wheels SPV LLC
Series 2009-1, Class A
1.78%, 3/15/18 (c)(e)		7,538	7,550,575

Total Asset-Backed Securities (cost $27,273,756)			28,137,820

EMERGING MARKETS - TREASURIES - 1.2%
Colombia - 1.0%
Republic of Colombia
9.85%, 6/28/27 (a)	COP	4,287,000	2,641,950
12.00%, 10/22/15		29,313,000	18,794,442

			21,436,392

Turkey - 0.2%
Turkey Government Bond
16.00%, 3/07/12	TRY	4,834	3,585,943

Total Emerging Markets - Treasuries (cost $19,574,879)			25,022,335

EMERGING MARKETS - CORPORATE BONDS - 0.5%
Financial Institutions - 0.3%
Banking - 0.3%
Alfa Bond Issuance PLC for OJSC Alfa Bank
8.625%, 12/09/15	US$	300	303,000
ATF Bank
9.00%, 5/11/16 (c)		5,223	5,484,150
Banco BMG SA
9.15%, 1/15/16 (c)		400	430,000

			6,217,150

Other Finance - 0.0%
AES El Salvador Trust
6.75%, 2/01/16 (c)		350	332,532

			6,549,682

Industrial - 0.2%
Basic - 0.0%
Evraz Group SA
8.25%, 11/10/15 (c)		489	500,614

Consumer Cyclical - Other - 0.0%
Peermont Global Pty Ltd.
7.75%, 4/30/14 (c)	EUR	50	64,325

Consumer Non-Cyclical - 0.0%
Foodcorp Ltd.
8.875%, 6/15/12 (c)		194	265,956

Energy - 0.2%
Ecopetrol SA
7.625%, 7/23/19	US$	2,899	3,217,890

			4,048,785

Total Emerging Markets - Corporate Bonds (cost $9,963,622)			10,598,467

GOVERNMENTS - SOVEREIGN BONDS - 0.5%
Croatia - 0.2%
Republic of Croatia
6.75%, 11/05/19 (c)		4,240	4,665,861

Lithuania - 0.3%
Republic of Lithuania
6.75%, 1/15/15 (c)		5,100	5,567,099

Total Governments - Sovereign Bonds (cost $9,258,517)			10,232,960

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.2%
United States - 0.2%
Generic Municipal Bond
7.95%, 3/01/36 (l) (cost $3,971,960)		3,955	4,051,225

CMOS - 0.2%
Non-Agency ARMS - 0.2%
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
5.129%, 12/25/35 (d)		3,184	2,914,745

Agency Fixed Rate - 0.0%
Government National Mortgage Association
Series 2006-32, Class XM
0.634%, 11/16/45		5,305	162,008

Total CMOs (cost $3,269,361)			3,076,753

	Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Finance - 0.1%
GMAC, Inc.
7.00% (c)		2,680	2,042,830

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal National Mortgage Association
8.25% (d)		125,325	159,163

Total Preferred Stocks (cost $3,669,133)			2,201,993

COMMON STOCKS - 0.0%
Broder Brothers Co. (k)(m)		49,472	0
Charter Communications, Inc. (m)		21,350	736,575
Dex One Corp. (m)		28	782

Total Common Stocks (cost $712,819)			737,357

	Principal Amount (000)
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.0%
Colombia - 0.0%
Bogota Distrio Capital
9.75%, 7/26/28 (c) (cost $192,429)	COP	438,000	244,068

	Shares
WARRANTS - 0.0%
Charter Communications, Inc., expiring 11/30/14 (m)		28,026	161,150
GBGH, LLC, expiring 6/09/19 (m)		517	0

Total Warrants (cost $56,052)			161,150

SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio,
0.12% (n)		1,580,575	1,580,575

	Principal Amount (000)
Time Deposit - 0.0%
State Street Time Deposit
0.01%, 4/01/10	US$	120	120,000

Total Short-Term Investments (cost $1,700,575)			1,700,575

Total Investments - 142.0% (cost $2,822,238,251) (o)			2,940,669,988
Other assets less liabilities - (42.0)%			(869,522,314)

Net Assets - 100.0%			$2,071,147,674

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE AND SOVEREIGN ISSUES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at March 31, 2009	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Citibank, N.A.:
Qantas Airways Ltd.
5.125%, 6/20/13, 3/20/16*	(1.75)%	1.26%	$5,000	$(123,516)	$	– 0 –	$(123,516)
Sale Contracts:
Citigroup Global Markets Limited:
Federal Republic of Brazil
12.25%, 3/6/30, 8/20/10*	3.09	0.55	1,910	25,387		– 0 –	25,387
Gazprom OAO
5.875-9.625%, 9/27/10-4/28/34, 10/20/10*	1.04	0.96	10,000	50,289		– 0 –	50,289
JPMorgan Chase Bank, N.A.:
Gazprom OAO
5.875-9.625%, 9/27/10-4/28/34, 10/20/10*	1.04	0.96	1,380	6,940		– 0 –	6,940

*	Termination date.

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2010	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Bond 30yr Futures	1,933	June 2010	$222,094,871	$224,469,625	$(2,374,754)
U.S. T-Note 10yr Futures	2,518	June 2010	291,512,554	292,717,500	(1,204,946)

					$(3,579,700)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 4/15/10	44,609	$38,522,517	$40,895,211	$2,372,694
Japanese Yen settling 5/12/10	108,919	1,201,528	1,165,257	(36,271)
New Zealand Dollar settling 5/25/10	46	32,179	32,472	293
Norwegian Krone settling 4/22/10	364,170	61,204,445	61,233,003	28,558
Polish Zloty settling 4/12/10	177	61,588	62,026	438
Russian Ruble settling 5/06/10	277,483	9,204,954	9,392,425	187,471
South Korean Won settling 4/29/10	24,542,612	21,672,520	21,671,273	(1,247)
Swiss Franc settling 4/08/10 (1)	20,490	19,006,090	19,432,725	426,635
Swiss Franc settling 4/08/10 (1)	11,125	10,471,180	10,550,807	79,627
Sale Contracts:
British Pound settling 5/19/10	414	622,344	627,571	(5,227)
Colombian Peso settling 4/19/10	12,993,502	6,850,042	6,756,341	93,701
Colombian Peso settling 4/23/10	23,753,907	12,454,206	12,350,321	103,885
Euro settling 4/08/10 (1)	13,983	19,006,090	18,886,133	119,957
Euro settling 4/08/10 (1)	7,773	10,471,180	10,499,195	(28,015)
Euro settling 6/16/10	76,177	103,009,283	102,892,769	116,514
Euro settling 6/16/10	705	946,426	952,782	(6,356)
Japanese Yen settling 5/12/10	1,855,104	20,548,342	19,846,698	701,644
Japanese Yen settling 5/12/10	51,300	569,038	548,826	20,212
Swiss Franc settling 4/08/10	31,541	29,806,697	29,914,064	(107,367)

(1)	Represents a cross-currency purchase of CHF and a sale of EUR.

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	Amount
Barclays Bank	0.12%		4/01/10	$2,070,007
Barclays Bank	0.24		9/30/10	88,175,181
Barclays Bank	(0.50	)*	12/31/10	3,135,956
Barclays Bank	(0.75	)*	12/31/10	1,727,028
Deutsche Bank	0.13		4/07/10	38,462,986
HSBC	0.19		6/30/10	33,416,556
ING Financial Markets, LLC	0.14		4/06/10	62,347,807
Jefferies Group, Inc.	0.12		4/05/10	106,044,385
Jefferies Group, Inc.	0.08		4/15/10	99,378,754
Jefferies Group, Inc.	0.20		6/30/10	50,256,421
JP Morgan Chase	0.12		4/01/10	157,827,789
JP Morgan Chase	0.18		4/06/10	102,647,369
JP Morgan Chase	0.14		4/07/10	38,934,336
JP Morgan Chase	0.00		12/31/10	790,432
JP Morgan Chase	(0.35	)*	12/31/10	2,828,952
JP Morgan Chase	(0.50	)*	12/31/10	6,381,872
Paribas	0.19		6/30/10	101,387,306

				$895,813,137

*	Interest payment due from counterparty.
(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $899,856,028.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $18,523,580.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the aggregate market value of these securities amounted to $289,385,699 or 14.0% of net assets.
(d)	Variable rate coupon, rate shown as of March 31, 2010.
(e)	Floating Rate Security. Stated interest rate was in effect at March 31, 2010.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.1% of net assets as of March 31, 2010, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Gallery Capital SA
10.125%, 5/15/13	5/10/2006	$2,797,578	$663,000	0.03%
Broder Brothers Co.
12.00%, 10/15/13	8/22/2006	976,081	430,951	0.02%

(g)	Security is in default and is non-income producing.
(h)	Pay-In-Kind Payments (PIK).
(i)	This position represents unfunded or partially unfunded loan commitments. Investments in unfunded loan commitments obligate the Fund to fund these commitments at the borrower’s discretion. At period end, the market value and unrealized gain/(loss) of these unfunded loan commitments amounted to $129,109 and $4,325, respectively. The coupon rate will be determined at the time of funding and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(j)	Illiquid security.
(k)	Fair valued.
(l)	When-Issued or delayed delivery security.
(m)	Non-income producing security.
(n)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(o)	As of March 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $152,840,377 and gross unrealized depreciation of investments was $(34,408,640), resulting in net unrealized appreciation of $118,431,737.
+	Position, or a portion thereof, has been segregated to meet the collateral requirements of the Term Asset-Backed Securities Loan Facility (“TALF”) program administered by the Federal Reserve Bank of New York. The market value of the collateral amounted to $20,587,245.

Currency Abbreviations:

BRL	-	Brazilian Real
COP	-	Colombian Peso
EUR	-	Euro Dollar
GBP	-	Great British Pound
RUB	-	Russian Rouble
TRY	-	New Turkish Lira
ZAR	-	South African Rand

Glossary:

ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
LP	-	Limited Partnership
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
STRIPS	-	Separate Trading of Registered Interest and Principle of Securities
TIPS	-	Treasury Inflation Protected Security

Country Breakdown *

March 31, 2010 (unaudited)

Summary

86.8%	United States
4.2%	Russia
2.2%	Brazil
0.8%	Colombia
0.8%	Indonesia
0.8%	Germany
0.6%	Kazakhstan
0.5%	United Kingdom
0.4%	South Africa
0.4%	Argentina
0.3%	Canada
0.3%	India
0.2%	El Salvador
1.6%	Other
0.1%	Short-Term Investments

100.0%	Total Investments

*	All data are as of March 31, 2010. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.2% or less in the following countries: Australia, Belgium, Bermuda, Croatia, France, Hong Kong, Lithuania, Netherlands, Peru, Sweden, Switzerland and Turkey.

AllianceBernstein Income Fund

March 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$1,796,464,868	$—	$1,796,464,868
Corporates - Investment Grades	—	224,901,158	8,374,423	233,275,581
Mortgage Pass-Thru’s	—	204,736,740	—	204,736,740
Corporates - Non-Investment Grades	—	189,919,414	1,284,387	191,203,801
Commercial Mortgage-Backed Securities	—	92,760,972	25,363,988	118,124,960
Inflation-Linked Securities	—	87,041,391	—	87,041,391
Agencies	—	65,577,587	—	65,577,587
Quasi-Sovereigns	—	65,129,378	—	65,129,378
Bank Loans	—	—	58,494,726	58,494,726
Emerging Markets - Sovereigns	—	34,456,253	—	34,456,253
Asset-Backed Securities	—	28,137,820	—	28,137,820
Emerging Markets - Treasuries	—	25,022,335	—	25,022,335
Emerging Markets - Corporate Bonds	—	10,168,467	430,000	10,598,467
Governments - Sovereign Bonds	—	10,232,960	—	10,232,960
Long-Term Municipal Bonds	—	4,051,225	—	4,051,225
CMOs	—	162,008	2,914,745	3,076,753
Preferred Stocks	—	2,201,993	—	2,201,993
Common Stocks	737,357	—	—	737,357
Local Governments - Regional Bonds	—	—	244,068	244,068
Warrants	—	161,150	—	161,150
Short-Term Investments
Investment Companies	1,580,575	—	—	1,580,575
Time Deposit	—	120,000	—	120,000

Total Investments in Securities	2,317,932	2,841,245,719	97,106,337	2,940,669,988
Other Financial Instruments* :
Assets	—	4,334,245	—	4,334,245
Liabilities	(3,579,700)	(307,999)	—	(3,887,699)
TALF Loans	—	—	(17,730,000)	(17,730,000)

Total	$(1,261,768)	$2,845,271,965	$79,376,337	$2,923,386,534

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Investment Grades	Corporates - Non- Investment Grades	Commercial Mortgage-Backed Securities
Balance as of 12/31/09	$7,996,641	$—	$19,811,262
Accrued discounts /premiums	37,268	—	15,690
Realized gain (loss)	—	—	(11,708)
Change in unrealized appreciation/depreciation	340,514	34,784	1,002,997
Net purchases (sales)	—	1,249,603	4,545,747
Net transfers in and/or out of Level 3	—	—	—

Balance as of 3/31/10	$8,374,423	$1,284,387	$25,363,988

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/10*	$340,514	$34,784	$880,367

	Inflation-Linked Securities	Bank Loans	Emerging Markets - Corporate Bonds
Balance as of 12/31/09	$2,971,300	$60,556,218	$414,000
Accrued discounts /premiums	770	478,839	141
Realized gain (loss)	285,862	(1,607,042)	—
Change in unrealized appreciation/depreciation	(440,455)	3,280,297	15,859
Net purchases (sales)	(2,817,477)	(4,213,586)	—
Net transfers in and/or out of Level 3	—	—	—

Balance as of 3/31/10	$—	$58,494,726	$430,000

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/10*	$—	$1,811,302	$15,859

	CMOs	Common Stocks**	Local Governments - Regional Bonds
Balance as of 12/31/09	$3,366,259	$—	$226,928
Accrued discounts /premiums	2,036	—	80
Realized gain (loss)	34,657	—	—
Change in unrealized appreciation/depreciation	31,029	—	17,060
Net purchases (sales)	(519,236)	—	—
Net transfers in and/or out of Level 3	—	—	—

Balance as of 3/31/10	$2,914,745	$—	$244,068

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/10*	$31,029	$—	$17,060

	Warrants**	TALF Loans	Total
Balance as of 12/31/09	$—	$(120,736,878)	$(25,394,270)
Accrued discounts /premiums	—	—	534,824
Realized gain (loss)	—	—	(1,298,231)
Change in unrealized appreciation/depreciation	—	—	4,282,085
Net purchases (sales)	—	103,006,878	101,251,929
Net transfers in and/or out of Level 3	—	—	—

Balance as of 3/31/10	$—	$(17,730,000)	$79,376,337

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/10*	$—	$—	$3,130,915

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.
**	The Fund held a security with zero market value at period end.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: May 21, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: May 21, 2010